Statement of Additional Information (SAI) Supplement — Sept. 30, 2010*

Fund	SAI Dated

Columbia Emerging Markets Opportunity Fund	Sept. 27, 2010
Columbia Inflation Protected Securities Fund	Sept. 27, 2010
Columbia Minnesota Tax-Exempt Fund	Sept. 27, 2010
Columbia U.S. Government Mortgage Fund	Sept. 27, 2010
RiverSource Intermediate Tax-Exempt Fund	Sept. 27, 2010
RiverSource Short-Duration U.S. Government Fund	Sept. 27, 2010
RiverSource Tax-Exempt High Income Fund	Sept. 27, 2010
RiverSource Variable Portfolio — Global Inflation Protected Securities Fund	April 30, 2010
RiverSource Variable Portfolio — Short Duration U.S. Government Fund	April 30, 2010
Seligman National Municipal Class	Sept. 27, 2010
Threadneedle Variable Portfolio — Emerging Markets Fund	April 30, 2010

Effective Oct. 1, 2010, Table 19. Portfolio Managers, for Columbia Emerging Markets Opportunity Fund, Columbia Minnesota Tax-Exempt Fund, Columbia U.S. Government Mortgage Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Short Duration U.S. Government Fund, RiverSource Tax-Exempt High Income Fund and Seligman National Municipal Class is revised as follows:

Reporting provided as of fiscal year end, unless otherwise noted:

		Other Accounts Managed (excluding the fund)			Ownership	Potential	Structure of
		Number and type	Approximate Total	Performance Based	of Fund	Conflicts	Compensation
Fund	Portfolio Manager	of account(a)	Net Assets	Accounts(b)	Shares	of Interest

For funds with fiscal period ending May 31

Columbia U.S.	Jason J. Callan	4 RICs 3 other accounts	$1.84 billion $0.34 million	None	None	(2)	(23)

Government Mortgage	Tom Heuer	4 RICs 2 other accounts	$1.84 billion $0.40 million	None	None

RiverSource Short Duration	Leonard A. Aplet(c)	11 RICs 8 PIVs 85 other accounts	$2.90 billion $3.56 billion $10.93 billion	None	None

U.S. Government	Gregory S. Liechty(c)	1 RICs 13 other accounts	$2.48 billion $71.3 million	None	None	(3)	(32)

	Ronald B. Stahl(c)	11 RICs	$2.90 billion	None	None
		6 PIVs	$785.66 million
		53 other accounts	$3.88 billion

For funds with fiscal period ending July 31

Columbia Inflation Protected	Nicholas Pifer(c)	6 RICs 3 PIVs 19 other accounts	$4.67 billion $21.58 million $4.99 billion	None	None	(2)	(23)

Securities	Vishal Khanduja	1 RIC 3 other accounts	$2.24 billion $0.09 million	None	None

For funds with fiscal period ended August 31

Columbia Minnesota	Catherine Stienstra	10 RICs 8 other accounts	$4.18 billion $6.35 billion	None	None	(2)	(27)

Tax-Exempt	Mary Grindland(d)	1 RIC	$67.34 million	None	None

		Other Accounts Managed (excluding the fund)			Ownership	Potential	Structure of
		Number and type	Approximate Total	Performance Based	of Fund	Conflicts	Compensation
Fund	Portfolio Manager	of account(a)	Net Assets	Accounts(b)	Shares	of Interest
For funds with fiscal period ended September 30

Seligman National	Kimberly Campbell(c)	7 RICs 18 other accounts	$3.4 billion $0.93 million	None	None	(3)	(32)
Municipal

For funds with fiscal period ended October 31

Columbia	Threadneedle:

Emerging Markets	Vanessa Donegan(c)	2 PIVs 6 other accounts	$1.96 billion $2.76 billion	1 other ($156.61 M)	None(e)	(14)	(43)

Opportunity	Rafael Polatinsky(c)	1 PIV 3 other accounts	$224.26 million $554.09 million	None

For funds with fiscal period ended November 30

RiverSource Intermediate	Brian M. McGreevy(c)	7 RICs 7 other accounts	$4.20 billion $640.57 million	None	None	(3)	(32)
Tax-Exempt

RiverSource Tax-Exempt	Kimberly Campbell(c)	7 RICs 18 other accounts	$3.4 billion $0.93 million	None	None	(3)	(32)
High Income

(a)	RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.
(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	Portfolio manager began managing the fund effective Oct. 1, 2010; reporting is provided as of Aug. 31, 2010
(d)	Portfolio manager began managing the fund effective Oct. 1, 2010; reporting is provided as of July 31, 2010
(e)	The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.

The rest of this section remains the same.

Effective Oct. 1, 2010, Table 16. Portfolio Managers, is revised as follows for RiverSource Variable Portfolio — Global Inflation Protected Securities Fund, RiverSource Variable Portfolio — Short Duration U.S. Government Fund and Threadneedle Variable Portfolio — Emerging Markets Fund:

Reporting provided as of Dec. 31, 2009, unless otherwise noted:

		Other Accounts Managed (excluding the fund)			Ownership	Potential	Structure of
		Number and type	Approximate Total	Performance Based	of Fund	Conflicts	Compensation
Fund	Portfolio Manager	of account(a)	Net Assets	Accounts(b)	Shares	of Interest

Emerging	Threadneedle:

Markets	Vanessa Donegan(d)	2 PIVs 6 other accounts	$1.96 billion $2.76 billion	1 other ($156.61 M)	None	(2)	(14)

	Rafael Polatinsky(d)	1 PIV 3 other accounts	$224.26 million $554.09 million	None

Global Inflation Protected	Nicholas Pifer	5 RICs 3 PIVs 17 other accounts(e)	$2.77 billion $30.18 million $4.60 billion	None	None	(1)	(12)

Securities	Vishal Khanduja(f)	1 RIC	$616.18 million	None

	Hong Ho(f)	None	N/A	N/A

Short Duration U.S.	Leonard A. Aplet(d)	11 RICs 8 PIVs 85 other accounts	$2.90 billion $3.56 billion $10.93 billion	None	None	(10)	(24)

Government	Gregory S. Liechty(d)	1 RICs 13 other accounts	$2.48 billion $71.3 million	None

	Ronald B. Stahl(d)	11 RICs 6 PIVs 53 other accounts	$2.90 billion $785.66 million $3.88 billion	None

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.
(d)	The portfolio manager began managing the fund effective Oct. 1, 2010; reporting information is provided as of Aug. 31, 2010.
(e)	Reflects each wrap program sponsor as a single client, rather than counting each participant in the program as a separate client.

(f)	The portfolio manager began managing the fund effective Oct. 1, 2010; reporting information is provided as of July 31, 2010.

The rest of this section remains the same.

*Valid until next update.